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                                  [LETTERHEAD]





February 17, 2006


VIA FACSIMILE & VIA DELIVERY

Max A. Webb, Esquire, Assistant Director
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      American Express Receivables Financing Corporation V LLC
         American Express Issuance Trust
         Response to SEC Comment Letter dated January 18, 2006
         File Nos. 333-130522; 01

Dear Mr. Webb:

         On behalf of American Express Receivables Financing Corporation V LLC ("RFC V"), as depositor (the "Depositor") to the American Express Issuance Trust (the "Trust" or the "Issuing Entity"), this letter responds to your letter dated January 18, 2006, providing comments to the Registration Statement on Form S-3 (the "Registration Statement") submitted on December 20, 2005, by the Depositor and the Issuing Entity. RFC V and American Express Travel Related Services Company, Inc. ("TRS"), as sponsor, sole equity owner of RFC V and servicer of the Trust, are collectively referred to herein as "American Express."

         For your convenience, each of your comments has been reproduced below, followed by American Express' response. Enclosed with this letter is Amendment No. 1 to the Registration Statement on Form S-3 ("Amendment No. 1") dated February 17, 2006, marked to show all changes to the Registration Statement. All capitalized terms defined in the prospectus and used in the following responses without definition, have the meanings specified in Amendment No. 1. Unless otherwise specified, page numbers refer to pages in Amendment No. 1.

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GENERAL

COMMENT 1:         IN THE NEXT AMENDMENT, PLEASE INCLUDE, TO THE EXTENT
                   PRACTICABLE, BRACKETED LANGUAGE SHOWING BOTH WHERE YOU PLAN
                   TO INCLUDE INFORMATION IN THE PROSPECTUS SUPPLEMENT AND WHAT
                   THE SUBSTANCE OF THAT INFORMATION WILL BE IN TERMS OF
                   COMPLIANCE WITH REGULATION AB. WE BELIEVE THIS WILL NOT ONLY
                   ENABLE US TO BETTER REVIEW YOUR SHELF FILING BUT THAT IT WILL
                   ALSO MAKE IT LESS LIKELY THAT ANY FORM REQUIRED INFORMATION
                   WILL NOT BE INADVERTENTLY OMITTED. SEE OUR RELATED COMMENTS
                   BELOW FOR MORE GUIDANCE.

Response:          American Express has revised the prospectus supplement to
                   include such additional information in brackets.

COMMENT 2:         PLEASE CONFIRM THAT THE DEPOSITOR OR ANY ISSUING ENTITY
                   PREVIOUSLY ESTABLISHED, DIRECTLY OR INDIRECTLY, BY THE
                   DEPOSITOR OR ANY AFFILIATE OF THE DEPOSITOR HAVE BEEN CURRENT
                   AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE LAST TWELVE
                   MONTHS WITH RESPECT TO ASSET-BACKED SECURITIES INVOLVING THE
                   SAME ASSET CLASS. PLEASE REFER TO GENERAL INSTRUCTION I.A.4.
                   OF FORM S-3. ALSO, PLEASE PROVIDE US WITH THE CIK CODES FOR
                   ANY AFFILIATE OF THE DEPOSITOR THAT HAS OFFERED A CLASS OF
                   ASSET-BACKED SECURITIES INVOLVING THE SAME ASSET CLASS AS
                   THIS OFFERING.

Response:          American Express confirms that the Depositor and the Issuing
                   Entity have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving pay-in-full charge card receivables. Within the last twelve months, affiliates of the Depositor sponsored the American Express Master Trust, which is no longer in existence, but which had outstanding during such period asset-backed securities involving pay-in-full charge card receivables. American Express confirms that these affiliates and the American Express Master Trust were current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving pay-in-full charge card receivables.

                   The CIK codes for the Depositor and the Issuing Entity and for the American Express Master Trust and its depositor are as follows:

                   Issuing Entity - 1330769

                   American Express Receivables Financing Corporation V LLC - 1311824

                   American Express Master Trust - 887616

                   American Express Receivables Financing Corporation - 887617

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COMMENT 3:         WE NOTE IN VARIOUS SECTIONS OF THE BASE PROSPECTUS YOUR
                   STATEMENTS "UNLESS OTHERWISE SPECIFIED IN AN ACCOMPANYING PROSPECTUS SUPPLEMENT" OR "AS OTHERWISE SPECIFIED IN A RELATED PROSPECTUS SUPPLEMENT," WHICH APPEARS TO INDICATE THAT THE SPECIFIC TERMS YOU DESCRIBE IN THE BASE PROSPECTUS WILL BE DIFFERENT IN THE PROSPECTUS SUPPLEMENT. HOWEVER, THE DISCLOSURE IN THE PROSPECTUS SUPPLEMENT SHOULD NOT CONTRADICT THE DISCLOSURE IN THE BASE PROSPECTUS. INSTEAD, PLEASE DISCLOSE ALL ASSETS, STRUCTURAL FEATURE, AND CREDIT ENHANCEMENT THAT YOU REASONABLY CONTEMPLATE INCLUDING IN THE ABS OFFERING.

Response:          American Express has revised the disclosure in response to
                   Comment 3.

COMMENT 4:         PLEASE INCLUDE A SEPARATELY CAPTIONED SECTION AND DISCLOSE
                   ANY LEGAL PROCEEDINGS PENDING AGAINST THE SPONSOR, SELLER,
                   SERVICER, DEPOSITOR, TRUSTEES, ISSUING ENTITY OR OTHER
                   TRANSACTION PARTIES THAT WOULD BE MATERIAL TO INVESTORS, IF
                   APPLICABLE. REFER TO ITEM 1117 OF REGULATION AB.

Response:          American Express has revised page 124 of the base prospectus to include such separately captioned section and will disclose legal proceedings pending against the sponsor, seller, servicer, Depositor, trustees, Issuing Entity or other transaction parties that would be material to investors, if applicable, in accordance with Item 1117 of Regulation AB.


PROSPECTUS SUPPLEMENT

IMPORTANT NOTICE ABOUT
INFORMATION PRESENTED, PAGE I

COMMENT 5:         WE NOTE THE THIRD PARAGRAPH ON THIS PAGE THAT IF THE TERMS
                   "VARY BETWEEN THE PROSPECTUS SUPPLEMENT AND THE ACCOMPANYING
                   PROSPECTUS, YOU SHOULD RELY ON INFORMATION IN THIS PROSPECTUS
                   SUPPLEMENT." THE INFORMATION IN THE PROSPECTUS SUPPLEMENT
                   SHOULD COMPLEMENT THE INFORMATION IN THE BASE, BUT SHOULD NOT
                   "VARY" OR DIFFER. PLEASE REVISE HERE AND ON PAGE I OF THE
                   BASE PROSPECTUS.

Response:          American Express has revised the disclosure in response to
                   Comment 5.

                                       3
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SUBORDINATION;  CREDIT
ENHANCEMENT, PAGE S-6

COMMENT 6:         PLEASE INCLUDE A BRACKETED PLACEHOLDER FOR OTHER POSSIBLE
                   CREDIT ENHANCEMENT DISCLOSURE. SEE PAGE 91 OF THE BASE
                   PROSPECTUS.

Response:          American Express has revised page S-8 of the prospectus
                   supplement to include such additional information in brackets.

THE TOTAL PORTFOLIO,
PAGE S-16

GENERAL

COMMENT 7:         IN AN APPROPRIATE SECTION, PLEASE REVISE TO PROVIDE
                   DISCLOSURE REGARDING BALANCE REDUCTIONS GRANTED FOR REFUNDS,
                   RETURNS, FRAUDULENT CHARGES OR OTHER REASONS. PLEASE REFER TO
                   ITEM 1111(B)(8)(IV) OF REGULATION AB.

Response:          Due to the structural features described below, including the maintenance of the Transferor Amount above the required level, American Express respectfully submits that disclosure regarding balance adjustments granted for refunds, returns, fraudulent charges or other reasons is not material to investors.

                   There are structural features in the Trust which insulate investors from the effects of such adjustments. The Transferor Amount is the amount of assets included in the Trust not securing any investors' interests. American Express has revised page 82 of the base prospectus to provide that, if any principal receivable is adjusted because of a rebate, refund, counterclaim, defense, error, fraudulent charge, counterfeit charge or return, then the Transferor Amount (and not the investors' interests) will be reduced by the amount of such adjustment. Furthermore, the transfer and servicing agreement requires that the Transferor Amount be maintained at a level not less than 15% of the amount of principal receivables in the Trust. American Express maintains the Transferor Amount in excess of this requirement.

                   American Express maintains the Transferor Amount through, among other things, additions of accounts to the Trust. American Express currently securitizes only part of its total portfolio of charge card receivables through the Trust - the amount of charge card receivables included in the Trust's portfolio represent approximately 40% of the total portfolio. Therefore, when American Express determines to add accounts to the Trust, whether in its discretion or as required by the transfer and servicing agreement, it has access to a large pool of eligible charge card accounts which it may choose to add to the Trust.

                                       4
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LOSS AND
DELINQUENCY
EXPERIENCE,
PAGE S-17

COMMENT 8:         PLEASE EXPAND YOUR DISCLOSURE TO PRESENT HISTORICAL
                   DELINQUENCY AND LOSS INFORMATION THROUGH THE POINT THAT
                   ASSETS ARE CHARGED OFF AS UNCOLLECTIBLE PURSUANT TO
                   1100(B)(1) OF REGULATION AB. WE NOTE YOUR DISCLOSURE THAT
                   RECEIVABLES OWNED BY TRS ARE GENERALLY CHARGED OFF 360 DAYS
                   AFTER THE DATE ON WHICH A DELINQUENT CHARGE FIRST APPEARED
                   AND THAT RECEIVABLES OWNED BY CENTURION AND FSB ARE GENERALLY
                   CHARGED OFF 180 DAYS FROM INITIAL BILLING.

Response:          American Express will revise the Registration Statement at a later date after this comment is resolved.


COMMENT 9:         PLEASE CONFIRM THAT DELINQUENT ASSETS DO NOT CONSTITUTE 20%
                   OR MORE, AS MEASURED BY DOLLAR VOLUME, OF THE ASSET POOL AS
                   OF THE MEASUREMENT DATE. PLEASE REFER TO ELIGIBILITY
                   REQUIREMENTS ON FORM S-3 SECTION I.B.5.

Response:          In accordance with Form S-3 section I.B.5, American Express confirms that delinquent assets will not constitute 20% or more, as measured by dollar volume, of the asset pool as of any measurement date.

PAYMENT RATES,
PAGE S-22

COMMENT 10:        PLEASE REVISE TO DISCLOSE THE PERCENTAGE OF FULL-BALANCE AND
                   MINIMUM PAYMENTS MADE. PLEASE REFER TO ITEM 1111(B)(8)(VIII).

Response:          Unlike revolving credit assets, balances incurred on American
                   Express' portfolio of charge card accounts are due in full each month (except in limited circumstances such as in the case of disputed charges). Accordingly, American Express respectfully submits that the concept of full-balance and minimum payments is not applicable to this charge card portfolio.

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SERVICING COMPENSA-
TION AND SERVICING
COMPENSATION AND
PAYMENT OF EXPENSES,
PAGE S-48

COMMENT 11:        PLEASE INCLUDE A TABLE ITEMIZING ALL FEES AND EXPENSES TO BE
                   PAID OR PAYABLE OUT OF THE CASH FLOWS FROM THE POOL ASSETS.
                   REFER TO ITEM 1113(C). WE SUGGEST SHOWING ITEMS PAID OUT OF
                   THE SERVICER'S FEE BE SHOWN WITH FOOTNOTES OR INDENTED OR IN
                   SOME OTHER FASHION TO PROVIDE A COMPREHENSIVE PICTURE OF
                   WHERE THE FEES ARE GOING. ALSO, PLEASE ADD THIS SECTION TO
                   THE TABLE OF CONTENTS.

Response:          American Express has provided the requested table on page
                   S-13 of the prospectus supplement.

COMMENT 12:        PLEASE DESCRIBE ANY EXPENSES INCURRED IN CONNECTION WITH THE
                   SELECTION AND ACQUISITION OF THE POOL ASSETS PAYABLE FROM
                   OFFERING PROCEEDS OR OTHER TRANSACTION PARTIES. REFER TO ITEM
                   1107(J) OF REGULATION AB.

Response:          No expenses incurred in connection with the selection and
                   acquisition of the pool assets are payable from offering proceeds.

BASE PROSPECTUS

ASSETS OF THE
ISSUING ENTITY,
PAGE 4

COMMENT 13:        PLEASE REFER TO THE THIRD FULL PARAGRAPH. WE NOTE THAT TRUST
                   ASSETS MAY ALSO INCLUDE "ONE OR MORE COLLATERAL
                   CERTIFICATES." PLEASE NOTE THAT A COLLATERAL CERTIFICATE THAT
                   IS SECURITIZED WOULD BE VIEWED AS A SECURITY, THE OFFER AND
                   SALE OF WHICH, UNLESS EXEMPT, WOULD BE SUBJECT TO THE
                   REGISTRATION REQUIREMENTS OF THE SECURITIES ACT. PLEASE
                   CONFIRM THAT YOU WILL COMPLY WITH THE REQUIREMENTS OF RULES
                   190 AND 191 OF THE SECURITIES ACT WITH RESPECT TO LOAN
                   PARTICIPATIONS. YOU MAY REFER TO SEC RELEASE 33-8518,
                   SECTION III.6.

Response:          American Express confirms that it will comply with Rules 190 and 191 of the Securities Act with respect to loan participations and collateral certificates.


DOMESTIC CHARGE
CARD BUSINESS,
PAGE 45

COMMENT 14:        WE NOTE YOUR DISCLOSURE THAT CHARGE CARDS ARE DESIGNED FOR
                   USE AS A METHOD OF PAYMENT AND ARE NOT SUBJECT TO FINANCE
                   CHARGE ASSESSMENT, BUT MAY BE SUBJECT TO DELINQUENCY FEES.
                   PLEASE PROVIDE A GENERAL PERCENTAGE RANGE OR METHOD OF
                   DETERMINING THE AMOUNT OF DELINQUENCY FEE FOR AN ACCOUNT.
                   PLEASE REVISE AS APPROPRIATE IN THIS SECTION AND IN YOUR
                   COMMERCIAL CHARGE BUSINESS SECTION BEGINNING ON PAGE 3.

Response:          American Express has revised the disclosure on pages 49, 50 and 53 in response to Comment 14.

                                       6
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INTEREST,
PAGE 61

COMMENT 15:        WE NOTE THAT FOR FLOATING RATE NOTES, THE INTEREST RATE INDEX
                   OR OTHER FORMULA WILL BE SPECIFIED IN THE RELATED PROSPECTUS
                   SUPPLEMENT. PLEASE CONFIRM TO US THAT IN NO EVENTUALITY WILL
                   YOU USE AN "INDEX" WHICH IS NOT AN INDEX OF INTEREST RATES
                   FOR DEBT, E.G. A COMMODITIES OR STOCK INDEX.

Response:          American Express confirms that in no eventuality will it use an "index" for interest rate adjustments that is not an index of interest rates for interest rates for debt.

DERIVATIVE
AGREEMENTS,
PAGE 91

COMMENT 16:        WITH RESPECT TO DERIVATIVES AND YOUR DESCRIPTION OF CREDIT
                   ENHANCEMENTS IN THE FOLLOWING SECTION, WE NOTE YOU MAY ENTER
                   INTO "OTHER SIMILAR ARRANGEMENTS." PLEASE REVISE YOUR
                   DISCLOSURE HERE AND IN THE LAST PARAGRAPH OF PAGE 56 TO
                   DELETE THIS PHRASE. IF YOU WANT TO ADD ADDITIONAL TYPES OF
                   DERIVATIVE AGREEMENTS, WE SUGGEST DOING SO IN A
                   POST-EFFECTIVE AMENDMENT WITH FULL DISCLOSURE OF EACH TYPE.
                   ALTERNATIVELY, REVISE TO INCLUDE THAT INFORMATION HERE.

Response:          American Express has revised pages 56 and 91 of the base
                   prospectus to delete the reference to "other derivatives securities agreements."

COMMENT 17:        WE NOTE THAT YOU MAY ENTER INTO INTEREST RATE OR CURRENCY
                   SWAPS. PROVIDE FOR DISCLOSURE OF THE DESCRIPTIVE INFORMATION
                   REQUIRED BY ITEM 1115(A) OF REGULATION AB, INCLUDING THE
                   SIGNIFICANT PERCENTAGE THE INTEREST RATE REPRESENTS.
                   LIKEWISE, PROVIDE THE FINANCIAL INFORMATION AS OUTLINED IN
                   ITEM 1115(B) IF THE SIGNIFICANT PERCENTAGE IS 10% OR MORE.
                   PROVIDE THE LANGUAGE IN BRACKETS IN THE PROSPECTUS
                   SUPPLEMENT, IF APPLICABLE.

Response Since its inception, the Trust has not entered into any interest rate or currency swaps. American Express has revised page 91 of the prospectus supplement to provide in brackets the descriptive information required by Items 1115(a) and 1115(b) of Regulation AB.

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SUPPLEMENTAL
CREDIT ENHANCEMENT
AGREEMENTS,
PAGE 91

COMMENT 18:        ADD BRACKETED LANGUAGE TO THE PROSPECTUS SUPPLEMENT TO
                   CLARIFY THAT YOU WILL PROVIDE THE FINANCIAL INFORMATION AS
                   OUTLINED IN ITEM 1114(B) IF THE AGGREGATE SIGNIFICANCE
                   PERCENTAGE IS 10% OR MORE.

Response American Express has revised pages 91-92 of the base prospectus to include bracketed language clarifying that, in accordance with Item 1114(b), it will provide financial information regarding a significant enhancement provider if such provider is liable or contingently liable to provide payments representing 10% or more of the cash flow supporting any offered class of asset-backed securities.

COMMENT 19:        CONFIRM YOU WILL FILE ANY ENHANCEMENT OR SUPPORT AGREEMENTS
                   AND AGREEMENTS RELATED TO THE DERIVATIVE INSTRUMENTS AS
                   EXHIBITS. REFER TO INSTRUCTION 1 TO ITEM 1114(a) AND ITEM
                   1115(a)(5), RESPECTIVELY.

Response American Express confirms that, in the event American Express uses additional type of derivatives agreements, it will file any enhancement or support agreements and agreements related to the derivatives instruments as exhibits.

OUTSOURCING
OF SERVICING,
PAGE 101

COMMENT 20:        WE NOTE THAT TRS HAS OUTSOURCED CERTAIN OF ITS SERVICING
                   FUNCTIONS TO AFFILIATED AND UNAFFILIATED THIRD PARTIES.
                   PLEASE ADD BRACKETED LANGUAGE TO THE PROSPECTUS SUPPLEMENT TO
                   INDICATE DISCLOSURE WILL BE PROVIDED TO THE EXTENT MATERIAL
                   IF THE SERVICERS MEET THE THRESHOLDS IN ACCORDANCE WITH ITEM
                   1108(a)(3) OF REGULATION AB.

Response:          American Express has revised page 103 of the base prospectus to include such bracketed information.

COMMENT 21:        PLEASE CONFIRM THAT YOU WILL FILE A SEPARATE ASSESSMENT
                   REPORT, ATTESTATION REPORT AND SERVICER COMPLIANCE STATEMENT
                   IF MULTIPLE SERVICERS ARE INVOLVED IN THE CURRENT
                   TRANSACTION, INCLUDING WHEN SPECIFIC SERVICING FUNCTIONS ARE
                   OUTSOURCED TO THIRD PARTIES. REFER TO INSTRUCTIONS TO ITEMS
                   1122 AND 1123 OF REGULATION AB.

Response:          American Express confirms that it will file a separate
                   assessment report, attestation report and servicer compliance statement in accordance with Items 1122 and 1123 of Regulation AB if multiple servicers are involved in the transaction, including when specific servicing functions are outsourced to third parties.

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         If you have any questions or comments concerning this response, please do not hesitate to call the undersigned at 212-640-5714 or American Express' outside counsel, Michael Mitchell of Orrick, Herrington & Sutcliffe LLP at 202-339-8479 or Alan Knoll of Orrick at 212-506-5077.

                                  Sincerely,

                                  /s/ Carol V. Schwartz

                                  Carol V. Schwartz, Esq.
                                  Group Counsel


cc:      Rolaine S. Bancroft, Esq.
         Alan M. Knoll, Esq.
         Michael H. Mitchell, Esq.

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